UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2014         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks - 95.2%
Consumer Discretionary - 8.2%
Big Lots, Inc.	8,125	$376,594
Cavco Industries, Inc.*	6,169	440,652
Cherokee, Inc.	24,963	444,591
DeVry Education Group, Inc.	8,432	361,986
Live Nation Entertainment, Inc.*	24,440	536,702
Sizmek, Inc.*	19,820	174,416
US Auto Parts Network, Inc.*	100,124	305,378
ValueVision Media, Inc., Class A*	70,166	329,079
Total Consumer Discretionary		2,969,398
Consumer Staples - 5.0%
The Fresh Market, Inc.*	10,482	349,575
The Hain Celestial Group, Inc.*	3,701	364,030
IGI Laboratories, Inc.*	75,649	521,222
Inventure Foods, Inc.*	31,607	383,077
SunOpta, Inc.*	13,542	179,973
Total Consumer Staples		1,797,877
Energy - 6.7%
Alon USA Energy, Inc.	25,504	424,132
Forbes Energy Services, Ltd.*	39,644	196,634
Matador Resources Co.*	22,475	614,916
Penn Virginia Corp.*	25,568	384,031
Tsakos Energy Navigation, Ltd.	38,299	294,902
U.S. Energy Corp.*	121,819	497,022
Total Energy		2,411,637
Financials - 4.8%
AMERISAFE, Inc.	9,617	362,849
Evercore Partners, Inc., Class A	6,949	355,997
First Merchants Corp.	16,103	328,662
Meadowbrook Insurance Group, Inc.	53,552	331,487
Stewart Information Services Corp.	10,879	350,521
Total Financials		1,729,516
Health Care - 25.4%
Acadia Healthcare Co., Inc.*	8,058	412,650
Addus HomeCare Corp.*	15,710	344,049
Affymetrix, Inc.*,1	65,865	571,050
Allscripts Healthcare Solutions, Inc.*	19,500	288,113
Alphatec Holdings, Inc.*	151,594	236,487
AtriCure, Inc.*	38,121	591,638
BioTelemetry, Inc.*	24,102	176,427

	Shares	Value
Cardiovascular Systems, Inc.*	14,547	$414,444
Derma Sciences, Inc.*	25,152	213,037
DexCom, Inc.*,1	9,917	438,331
Digirad Corp.	86,500	339,945
Dyax Corp.*	39,713	405,470
Endologix, Inc.*	19,425	268,259
ExamWorks Group, Inc.*	13,944	459,455
Fluidigm Corp.*	8,368	227,777
HealthStream, Inc.*	14,332	372,059
Heska Corp.*	25,041	347,819
Icad, Inc.*	26,077	275,112
ICON PLC*	9,491	470,184
Iridex Corp.*	43,375	347,868
OraSure Technologies, Inc.*	49,953	416,108
Pacific Biosciences of California, Inc.*	68,652	402,301
Pernix Therapeutics Holdings, Inc.*	38,424	333,905
Sequenom, Inc.*	84,072	311,907
Sharps Compliance Corp.*	70,932	312,810
Trinity Biotech PLC, Sponsored ADR	10,841	236,442
Total Health Care		9,213,647
Industrials - 18.3%
Aegean Marine Petroleum Network, Inc.	33,756	340,936
Capstone Turbine Corp.*	248,152	310,190
Chart Industries, Inc.*	3,533	236,322
Commercial Vehicle Group, Inc.*	47,799	383,348
Covenant Transportation Group, Inc., Class A*	29,112	404,657
CRA International, Inc.*	16,670	448,590
CTPartners Executive Search, Inc.*	18,124	325,326
FuelCell Energy, Inc.*	97,181	246,840
Insteel Industries, Inc.	17,186	403,527
Kforce, Inc.	18,966	380,648
Knoll, Inc.	19,493	356,527
Korn/Ferry International*	14,934	451,753
Manitex International, Inc.*	34,489	465,257
Orion Energy Systems, Inc.*	67,964	324,188
PGT, Inc.*	33,645	351,590
PowerSecure International, Inc.*,1	21,387	236,540
Radiant Logistics, Inc.*	63,665	197,362
WageWorks, Inc.*	6,942	286,427
Willdan Group, Inc.*	4,566	48,948
XPO Logistics, Inc.*,1	13,220	409,423
Total Industrials		6,608,399

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.2%
Autobytel, Inc.*	37,535	$307,412
AXT, Inc.*	71,899	174,715
Barracuda Networks, Inc.*	11,215	278,693
Calix, Inc.*	39,034	409,857
Callidus Software, Inc.*	47,726	547,894
Cardtronics, Inc.*	12,757	452,874
Ceragon Networks, Ltd.*	13,710	33,589
DSP Group, Inc.*	39,296	352,878
EPAM Systems, Inc.*	9,588	360,988
Extreme Networks, Inc.*	64,968	346,279
GrubHub, Inc.*,1	4,923	189,240
Interactive Intelligence Group, Inc.*	9,134	391,027
Kemet Corp.*	54,885	276,620
LogMeln, Inc.*	8,933	377,687
Mattson Technology, Inc.*	149,747	368,378
OPOWER, Inc.*,1	22,442	350,993
Pericom Semiconductor Corp.*	41,086	401,821
PFSweb, Inc.*	43,997	375,734
Pixelworks, Inc.*,1	43,777	290,242
Proofpoint, Inc.*,1	14,088	561,829
PROS Holdings, Inc.*	15,322	392,090
Tower Semiconductor, Ltd.*	37,410	437,697
Total Information Technology		7,678,537
Materials - 4.7%
A. Schulman, Inc.	10,863	421,810
Codexis, Inc.*	80,761	205,133
Globe Specialty Metals, Inc.	14,060	288,792
Headwaters, Inc.*	26,748	347,457
U.S. Concrete, Inc.*	16,779	426,019
Total Materials		1,689,211

	Shares	Value
Telecommunication Services - 0.9%
Vonage Holdings Corp.*	99,332	$342,695
Total Common Stocks
(cost $26,736,170)		34,440,917
	Principal Amount
Short-Term Investments - 6.2%
Repurchase Agreements - 6.0%[2]
Citigroup Global Markets, Inc., dated 08/29/14,due 09/02/14, 0.060%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 07/31/16 - 07/15/49,totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 08/29/14,due 09/02/14, 0.060%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 04/01/26 - 08/01/44,totaling $1,020,000)	1,000,000	1,000,000
J.P. Morgan Securities LLC., dated 08/29/14,due 09/02/14, 0.040%, total to be received $179,862 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/15 - 02/15/43,totaling $183,460)	179,861	179,861
Total Repurchase Agreements		2,179,861
	Shares
Other Investment Companies - 0.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	82,780	82,780
Total Short-Term Investments (cost $2,262,641)		2,262,641
Total Investments - 101.4% (cost $28,998,811)		36,703,558
Other Assets, less Liabilities - (1.4)%		(512,875)
Net Assets - 100.0%		$36,190,683

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $29,546,873 for federal income tax purposes at August 31, 2014, the aggregate gross unrealized appreciation and depreciation were $7,781,948 and $625,263, respectively, resulting in net unrealized appreciation of investments of $7,156,685.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $2,110,895, or 5.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the August 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assests by the above fair value hierarchy levels as of August 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$34,440,917	—	—	$34,440,917
Short-Term Investments
Repurchase Agreements	—	$2,179,861	—	2,179,861
Other Investment Companies	82,780	—	—	82,780

Total Investments in Securities	$34,523,697	$2,179,861	—	$36,703,558

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: October 16, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 16, 2014